497(e)
                                                                       333-72632

SUPPLEMENT DATED AUGUST 31, 2005 TO
PROSPECTUSES DATED MAY 1, 2005 FOR

ISSUED BY

MONY VARIABLE ANNUITY
MONY CUSTOM MASTER
THE MONYMASTER
MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses, Supplements to the Prospectuses and Statements of Additional Information dated May 1, 2005 as previously supplemented (together the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the Operations Center referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding certain portfolio mergers and name changes. Please note that all the information provided below may not be applicable to you, as all portfolios may not be available under your contract.


A.   PORTFOLIO MERGERS

On or about September 12, 2005, subject to regulatory and shareholder approval, we anticipate the mergers shown in the table. Accordingly, the following portfolio and corresponding subaccount names are modified as shown below. AXA Equitable will continue to serve as the investment manager of the portfolios of EQ Advisors Trust. The table also shows the objective and sub-advisers for the surviving portfolios.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Adviser(s) (and
                                                                                                         Sub-adviser(s),
Current Portfolio                   Surviving Portfolio              Portfolio Objective                 as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONY Money Market                EQ/Money Market                  Seeks to maximize current income    The Dreyfus Corporation
                                                                     while preserving capital and
                                                                     maintaining liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Capital Appreciation  EQ/Marsico Focus                 Seeks long-term growth of capital.  Marsico Capital Management,
                                                                                                         LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Deep Value            EQ/Mercury Basic Value Equity    Seeks capital appreciation and      Mercury Advisors
                                                                     secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Global Socially       EQ/Calvert Socially Responsible  Seeks long-term capital             Calvert Asset Management
 Responsive                                                          appreciation.                       Company, Inc. and Bridgeway
                                                                                                         Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Multi-Cap Growth      EQ/Montag & Caldwell Growth      Seeks to achieve capital            Montag & Caldwell, Inc.
                                                                     appreciation.
------------------------------------------------------------------------------------------------------------------------------------

B.    PORTFOLIO INVESTMENT OBJECTIVE AND NAME CHANGE

On or about September 12, 2005, subject to regulatory and shareholder approval, we anticipate the following portfolio name change. Accordingly, all references to the corresponding subaccount are also changed. AXA Equitable will continue to serve as the portfolio's investment manager. In conjunction with the name change, its investment objective is also changed, as noted.

------------------------------------------------------------------------------------------------------
Current Name          New Name                            New Investment Objective
------------------------------------------------------------------------------------------------------
EQ Advisors Trust
------------------------------------------------------------------------------------------------------
EQ/Enterprise Managed EQ/Enterprise Moderate Allocation   Seeks long-term capital appreciation and
                                                          current income.
------------------------------------------------------------------------------------------------------


MNYMLA Supp-805                                                 Catalog # 135387
New Business and IF (via SAR)                                             x01139

C.   PORTFOLIO INVESTMENT OBJECTIVE AND NAME CHANGES

On or about October 17, 2005, subject to regulatory approval, we anticipate the following portfolio name changes. Accordingly, all references to their respective corresponding subaccounts are also changed. AXA Equitable will continue to serve as the portfolios' investment manager.

--------------------------------------------------------------------------------
Current Name                New Name
--------------------------------------------------------------------------------
EQ/Advisors Trust
--------------------------------------------------------------------------------
EQ/Mergers and Acquisitions EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------
EQ/Small Company Value      EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------

D. FEE TABLES -- NEW INFORMATION APPLICABLE TO THE MONY VARIABLE ANNUITY AND MONYMASTER CONTRACTS ONLY

1. Please note the following change under "Total Annual Portfolio Operating Expenses:"

     The percentage representing the minimum expenses that are deducted from portfolio assets is decreased from 0.60% to 0.39% as a result of a reduction in the total annual expenses for the EQ/Money Market Portfolio.

2.   The following information replaces the section "Example".

EXAMPLE

The example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2004. The example assumes the minimum and maximum fees and expenses of any of the Fund portfolios and takes into account the maximum and minimum fees and charges applicable to all contracts to which this supplement applies, including any optional benefits charges, which may or may not be available under your contract. The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. a. If you surrender your contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
          1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
          $1,159      $2,123       $3,081       $5,236
--------------------------------------------------------------------------------

     b. If you surrender your contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
          1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
          $949        $1,513       $2,093       $3,355
--------------------------------------------------------------------------------

2. a. If you do not surrender your contract (assuming maximum fees and expenses of any of the Fund Portfolios):

--------------------------------------------------------------------------------
          1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
          $531        $1,588       $2,639       $5,236
--------------------------------------------------------------------------------

     b. If you do not surrender your contract (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
          1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
          $307        $939         $1,596       $3,355
--------------------------------------------------------------------------------

3. a. If you annuitize your contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund Portfolios):

--------------------------------------------------------------------------------
          1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
          $1,159      $1,588       $2,639       $5,236
--------------------------------------------------------------------------------

     b. If you annuitize your contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
          1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
          $949        $939         $1,596       $3,355
--------------------------------------------------------------------------------

4. a. If you annuitize your contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund Portfolios):

--------------------------------------------------------------------------------
          1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
          $1,159      $2,123       $3,081       $5,236
--------------------------------------------------------------------------------

     b. If you annuitize your contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):

--------------------------------------------------------------------------------
          1 year      3 years      5 years      10 years
--------------------------------------------------------------------------------
          $949        $1,513       $2,093       $3,355
--------------------------------------------------------------------------------

For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. On and after the annuity starting date, different fees and charges will apply. (See "Charges and Deductions.")


E.   DISTRIBUTION OF THE CONTRACTS

In the "Distribution of the contracts" section, the eighth paragraph is deleted in its entirety and replaced with the following:

     The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.


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